Nature of business and organization - Liquidity and going concern (Details) - USD ($)		6 Months Ended
	Apr. 16, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 13, 2025	Jun. 30, 2025
Nature of business and organization [Line Items]
Net losses		$ (8,639,336)	$ (2,819,073)
Net cash used in operating activities		2,087,601	$ 2,925,202
Accumulated deficit		(106,648,626)			$ (88,265,410)
Cash and cash equivalents		484,970			$ 55,639
Equity Purchase Facility Agreement ("EPFA") | Class A Ordinary Shares
Nature of business and organization [Line Items]
Commitment amount		$ 400,000,000		$ 400,000,000
Subsequent Events | Convertible debt issued on April 16, 2026
Nature of business and organization [Line Items]
Proceeds from Convertible Debt	$ 500,000
Conversion price (in dollars per share)	$ 2.76
Subsequent Events | Convertible debt issued on April 16, 2026 | Maximum
Nature of business and organization [Line Items]
Aggregate principal amount	$ 5,000,000